SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-term investments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investment securities - related party	$ 1,358		$ 1,811
Equity method investments	20,234		10,625
Equity security without readily determinable fair values using the measurement alternative - related party	36,706		35,568
Total	58,298		$ 48,004
Impairment charge of equity method investments	$ 0	$ 0